Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurement Bond Portfolio
		Fair Value Measurement
June 30, 2016	Fair Value	Level 3

Bond portfolio	$11,279,428	$11,279,428

		Fair Value Measurement
December 31, 2015	Fair Value	Level 3

Bond portfolio	$10,513,428	$10,513,428

		Fair Value Measurement
December 31, 2015	Fair Value	Level 3

Bond portfolio	$10,513,428	$10,513,428

		Fair Value Measurement
December 31, 2014	Fair Value	Level 3

Bond portfolio	$8,808,603	$8,808,603

Changes In Fair Value Bond Portfolio
Bond Portfolio

Balance at December 31, 2015	$10,513,428
Purchases	930,000
Proceeds	(44,000)
Additional Bond Fund Reserve	(120,000)
Balance at June 30, 2016	$11,279,428

Bond Portfolio

Balance at December 31, 2014	$8,808,603
Purchases	1,850,053
Proceeds	(145,228)
Balance at December 31, 2015	$10,513,428

Fair Value Measurements Financial Instruments
	June 30, 2016
	Level 1	Level 2	Level 3	Fair Value at June 30, 2016
Impaired Loans	$—	$—	$1,196,884	$1,196,884
Real estate held for resale	—	—	340,872	340,872
	$—	$—	$1,537,756	$1,537,756

	December 31, 2015
	Level 1	Level 2	Level 3	Fair Value at December 31, 2015
Impaired Loans	$—	$—	$1,197,302	$1,197,302
Real estate held for resale	—	—	697,422	697,422
	$—	$—	$1,894,724	$1,894,724

	December 31, 2015
	Level 1	Level 2	Level 3	Fair Value at December 31, 2015
Impaired Loans	$—	$—	$1,197,302	$1,197,302
Real estate held for resale	—	—	697,422	697,422
	$—	$—	$1,894,724	$1,894,724

	December 31, 2014
	Level 1	Level 2	Level 3	Fair Value at December 31, 2014
Impaired Loans	$—	$—	$1,536,006	$1,536,006
Real estate held for resale	—	517,422	—	517,422
	$—	$517,422	$1,536,006	$2,053,428

Changes In Fair Value Financial Instruments

	Impaired Loans	Real Estate Held for Sale

Balance at December 31, 2015	$1,197,302	$697,422
Additions/Acquisitions	221,683	134,173
Dispositions/Proceeds	(134,173)	(471,550)
Provision for other than temporary losses	(87,968)	(19,173)
Balance at June 30, 2016	$1,196,844	$340,872

	Impaired Loans	Real Estate Held for Sale

Balance at December 31, 2014	$1,536,006	$517,422
Additions/Acquisitions	611,238	576,727
Dispositions/Proceeds	(631,109)	(203,623)
Impairment for other than temporary losses	(318,833)	(193,104)
Balance at December 31, 2015	$1,197,302	$697,422